Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Cash paid for interest	$106,205	$13,062	$13,059
Cash paid for income taxes (net of refunds)	$55,105	$27,604	$29,836